PREPAID AND OTHER CURRENT ASSETS, NET (Schedule of Allowance for Doubtful Accounts) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Allowance for doubtful accounts:
Balance at beginning of year	¥ (2,993)	¥ (3,535)
Written off	4,603	3,762
Balance at end of year	(6,247)	(2,993)
Prepaid and Other Current Assets
Allowance for doubtful accounts:
Balance at beginning of year	(4,339)	(9,654)
Addition	(1,046)	(2,765)
Written off	5,315	8,080
Balance at end of year	¥ (70)	¥ (4,339)